Debt - Term Loan (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 30, 2021	Aug. 10, 2023	Dec. 31, 2022
Debt
Public warrants, term			10 years
Exercise price of warrants (in dollars per share)		$ 11.50
Warrants issued on 08262015 | Series A-5 Preferred Stock
Debt
Quantity			3,370
Exercise price of warrants (in dollars per share)			$ 17.81
Initial Fair Value			$ 54
Warrants issued on 10272016 | Series A-5 Preferred Stock
Debt
Quantity			842
Exercise price of warrants (in dollars per share)			$ 17.81
Initial Fair Value			$ 10
Warrants issued on 06302017 | Series A-6 Preferred Stock
Debt
Quantity			4,449
Exercise price of warrants (in dollars per share)			$ 20.23
Initial Fair Value			$ 102
Warrants issued on 11202018 | Series A-6 Preferred Stock
Debt
Quantity			741
Exercise price of warrants (in dollars per share)			$ 20.23
Initial Fair Value			$ 12
Term loan and supplemental term loan
Debt
Final payment	$ 1,348